Consolidated Statements of Cash Flows ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)
Cash flows from operating activities
Profit before tax	₨ 117,730	$ 1,702	₨ 113,710	[1]	₨ 136,572
Adjustments to reconcile profit to net cash provided by operating activities:
Depreciation and amortisation	96,146	1,391	74,879		61,477
Impairment (reversal) / charge of property, plant and equipment/ exploration and evaluation assets/ other assets	(2,611)	(38)	(44,679)		1,162
Provision for loss on assets under construction			2,513
Provision for doubtful debts/advances			1,237		345
Unsuccessful exploration costs written off	497	7			407
Fair value gain on financial assets held for trading/fair value through profit or loss	(18,393)	(266)	(16,530)		(32,630)
Share based payment expense	812	12	468		66
Loss on sale of property, plant and equipment, net	682	10	160		451
Exchange loss, net	5,919	86	1,011		1,727
Inventory Written off	1,564	23	837		120
Interest, dividend income and bargain gain	(14,498)	(210)	(14,547)		(12,982)
Interest expense	56,305	814	52,593		52,648
Foreign currency translation reserve reclassified from equity to profit or loss relating to subsidiaries under liquidation			81,315
Changes in assets and liabilities:
(Increase) / decrease in receivables	(27,783)	(402)	(35,535)		3,995
Increase in inventories	(6,316)	(91)	(22,219)		(16,161)
Increase in payables	66,889	968	29,063		15,175
Proceeds from short-term investments	833,526	12,052	1,025,920		1,032,613
Purchases of short-term investments	(815,230)	(11,788)	(828,411)		(935,851)
Cash generated from operations	295,239	4,270	421,785		309,134
Interest paid	(58,901)	(852)	(51,170)		(55,284)
Interest received	8,868	128	14,142		11,315
Dividends received	306	4	111		7
Income tax paid	(37,092)	(536)	(36,461)		(53,067)
Net cash from operating activities	208,420	3,014	348,407		212,105
Cash flows from investing activities
Acquisition of subsidiary	(50,750)	(734)	(8,585)
Purchases of property, plant and equipment (including intangibles)	(89,754)	(1,298)	(72,749)		(53,751)
Proceeds from sale of property, plant and equipment	1,252	18	370		1,012
Loans repaid by related parties	15	0
Loans to related parties	0	0	0		0
Proceeds from short-term deposits	43,501	629	62,322		11,231
Purchases of short-term deposits	(19,310)	(279)	(37,740)		(36,349)
Purchases of long-term investments	(18,152)	(262)
Acquisition of additional interests in subsidiaries					(40)
Net changes in restricted cash and cash equivalents	51	1	4,229		(2,013)
Net cash used in investing activities	(133,147)	(1,925)	(52,153)		(79,910)
Cash flows from financing activities
(Repayment of) / proceeds from working capital loan, net	(6,265)	(91)	(39,453)		6,123
Proceeds from acceptances	173,808	2,513	252,952		175,698
Repayment of acceptances	(186,824)	(2,701)	(272,086)		(163,134)
Proceeds from other short-term borrowings	44,291	640	42,384		720,647
Repayment of other short-term borrowings	(31,775)	(458)	(92,896)		(507,826)
Proceeds from long-term borrowings	168,346	2,434	82,708		88,466
Repayment of long-term borrowings	(98,890)	(1,430)	(165,424)		(146,113)
Loan from related parties					2,846
Loan repaid to related parties					(128,094)
Payment of dividends to equity holders of the parent	(69,795)	(1,009)	(144,344)		(5,189)
Payment of dividends to non-controlling interests, including dividend distribution tax	(37,158)	(537)	(19,307)		(91,537)
Purchase of Treasury Shares for stock options	(1,425)	(21)	(2,022)		(1,034)
Proceeds from erstwhile Cairn Stock Options					24
Exercise of Stock options	44	1	344
Net cash used in financing activities	(45,643)	(659)	(357,144)		(49,123)
Effect of exchange rate changes on cash and cash equivalents	(936)	(14)	844		(299)
Net (decrease) / increase in cash and cash equivalents	28,694	416	(60,046)		82,773
Cash and cash equivalents at the beginning of the year	43,597	630	103,643		20,870
Cash and cash equivalents at the end of the year	₨ 72,291	$ 1,046	₨ 43,597		₨ 103,643

[1]	Restated (Refer Note 2(b))